Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Warranty Liability [Roll Forward]
Liability at the beginning	$ 1,201
Liability at the end	1,417
ECARX Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	1,201
Addition	0
Change in fair value included in losses	216
Settlement	0
Liability at the end	1,417
ECARX Public Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	750
Addition	0
Change in fair value included in losses	139
Settlement	0
Liability at the end	889
ECARX Private Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	451
Addition	0
Change in fair value included in losses	77
Settlement	0
Liability at the end	$ 528